Income Taxes (Tables)	9 Months Ended
Sep. 30, 2017
Income Taxes Recognized During Period
Income taxes recognized during the three and nine months ended September 30, 2017, comprise:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2017	2016	2017	2016
	(in thousands)		(in thousands)

Provision for income taxes before restructuring and other items	$8,239	$10,979	$31,414	$31,669
Tax impact of restructuring and other items	-	(509)	(969)	(1,020)

Provision for income taxes after restructuring and other items	$8,239	$10,470	$30,445	$30,649